Aggressive Allocation Lifestyle Fund Investment Strategy - Aggressive Allocation Lifestyle Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds. Generally, the Fund invests a larger portion of its assets in Underlying Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate Allocation Lifestyle Fund and the Conservative Allocation Lifestyle Fund. The Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund’s indirect holdings may also include fixed-income securities of foreign issuers, and money market securities. The Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”). Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:•Domestic Equity Funds40% - 70%•Fixed-Income Funds10% - 50%•International Equity Funds0% - 30%This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds that VALIC has designated available for investment for the Fund. The Underlying Funds includes funds subadvised by the subadviser. Consistent with the Fund’s objective and strategies, the subadviser is permitted to invest in Underlying Funds it subadvises. When choosing among potential Underlying Funds, the subadviser faces a conflict of interest because it will receive additional fees when it selects Underlying Funds for which it also acts as subadviser. Please refer to the Fund’s SAI for more information on the sub-adviser’s conflicts of interest. The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.